COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS
	As of December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Within one year	—	328	13,404
After one year and within five years	—	157	33,325
	—	485	46,729

SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED

	As of December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	26,074	30,000	30,000
Antelope Chengdu	46,889	65,250	62,250
Hainan Antelope Holding	63,726	63,726	63,726
Antelope Future (Yangpu)	60,970	63,726	63,726
Antelope Investment (Hainan)	50,000	50,000	50,000
Antelope Ruicheng Investment	47,245	50,000	50,000
Hangzhou Kylin Cloud Service Technology	—	4,500	—
Anhui Kylin Cloud Service Technology	2,900	4,900	—
Wenzhou Kylin Cloud Service Technology	5,000	—	—
Hubei Kylin Cloud Service Technology	5,000	—	—
Jiangxi Kylin Cloud Service Technology	5,000	—	—